Breakdown of Financial Assets - Breakdown of Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non-current financial assets	€ 6,393		€ 7,771
Current financial assets	2,209		2,154
Investments
Disclosure of financial assets [line items]
Non-current financial assets	573		650	€ 825
Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	1,050		1,183	1,177
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,624		2,625	1,938
Current financial assets	95		125
Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	2,776		2,812
Current financial assets	922		845
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	488		638	593
Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(118)		(137)	€ (154)
Current financial assets	1,102		877
Telefonica, S.A.
Disclosure of financial assets [line items]
Non-current financial assets	6,393	€ 7,587	7,771
Current financial assets	16,320	16,036	16,073
Total	22,713	23,623	23,844
Non-current financial assets, fair value	6,393	7,587	7,771
Current financial assets, fair value	16,320	16,036	16,073
Financial assets, fair value	22,713	23,623	23,844
Telefonica, S.A. | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	1,950	1,738	822
Current financial assets	660	731	105
Total	2,610	2,469	927
Telefonica, S.A. | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	660	822	3,339
Current financial assets	154	105	915
Total	814	927	4,254
Telefonica, S.A. | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	2,765	3,408	18
Current financial assets	2,148	1,977	0
Total	4,913	5,385	18
Telefonica, S.A. | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	860	1,118	1,074
Current financial assets	961	803	163
Total	1,821	1,921	1,237
Telefonica, S.A. | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	250	250
Current financial assets	0	60	60
Total	0	310	310
Telefonica, S.A. | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	70	511	1,117
Current financial assets	681	488	66
Total	751	999	1,183
Telefonica, S.A. | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	545	631	1,738
Current financial assets	0	0	731
Total	545	631	2,469
Telefonica, S.A. | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	18	0
Current financial assets	0	0	169
Total	0	18	169
Telefonica, S.A. | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	2,968	3,339	3,592
Current financial assets	14,018	13,954	14,884
Total	16,986	17,293	18,476
Telefonica, S.A. | Investments
Disclosure of financial assets [line items]
Non-current financial assets	573	650	650
Current financial assets	2,209	2,154	2,154
Non-current financial assets, fair value	573	650	650
Current financial assets, fair value	2,209	2,154	2,154
Telefonica, S.A. | Investments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0	567
Current financial assets	660	731	105
Telefonica, S.A. | Investments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	492	567	83
Current financial assets	154	105	915
Telefonica, S.A. | Investments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	81	83	0
Current financial assets	888	915	0
Telefonica, S.A. | Investments | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	28	19	0
Current financial assets	381	228	163
Telefonica, S.A. | Investments | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	60	60
Telefonica, S.A. | Investments | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	0	0	650
Current financial assets	1	1	66
Telefonica, S.A. | Investments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	545	631	0
Current financial assets	0	0	731
Telefonica, S.A. | Investments | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	169
Telefonica, S.A. | Investments | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	1,167	1,134	965
Telefonica, S.A. | Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	1,050	1,183	1,183
Non-current financial assets, fair value	1,050	1,183	1,183
Telefonica, S.A. | Long-term credits | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0	86
Telefonica, S.A. | Long-term credits | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	6	86	613
Telefonica, S.A. | Long-term credits | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	613	18
Telefonica, S.A. | Long-term credits | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	6	25	0
Telefonica, S.A. | Long-term credits | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	250	250
Telefonica, S.A. | Long-term credits | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	0	442	467
Telefonica, S.A. | Long-term credits | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Long-term credits | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	18	0
Telefonica, S.A. | Long-term credits | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	1,044	466	466
Telefonica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,624	2,625	2,625
Non-current financial assets, fair value	1,624	2,625	2,625
Telefonica, S.A. | Deposits and guarantees | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Deposits and guarantees | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Deposits and guarantees | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Deposits and guarantees | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Deposits and guarantees | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Deposits and guarantees | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Deposits and guarantees | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Deposits and guarantees | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Deposits and guarantees | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	1,624	2,625	2,625
Telefonica, S.A. | Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	2,776	2,812	2,812
Non-current financial assets, fair value	2,776	2,812	2,812
Telefonica, S.A. | Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	1,950	1,738	169
Telefonica, S.A. | Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	162	169	2,643
Telefonica, S.A. | Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	2,614	2,643	0
Telefonica, S.A. | Derivative instruments | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	826	1,074	1,074
Telefonica, S.A. | Derivative instruments | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Derivative instruments | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Derivative instruments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0	1,738
Telefonica, S.A. | Derivative instruments | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Derivative instruments | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Telefonica, S.A. | Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	488	437	638
Current financial assets	11,076	11,379	11,290
Non-current financial assets, fair value	370	317	501
Current financial assets, fair value	8,419	8,690	8,727
Telefonica, S.A. | Trade receivables | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Trade receivables | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Trade receivables | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	70	69	0
Current financial assets	1,260	1,062	0
Telefonica, S.A. | Trade receivables | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	580	575	0
Telefonica, S.A. | Trade receivables | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Trade receivables | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	70	69	0
Current financial assets	680	487	0
Telefonica, S.A. | Trade receivables | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Trade receivables | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Trade receivables | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	418	368	638
Current financial assets	9,816	10,317	11,290
Telefonica, S.A. | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(118)	(120)	(137)
Current financial assets	(2,657)	0	(2,563)
Non-current financial assets, fair value	0	0	0
Current financial assets, fair value	0	(2,689)	0
Telefonica, S.A. | Impairment losses | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Impairment losses | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Impairment losses | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Impairment losses | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	(2,689)	0
Telefonica, S.A. | Impairment losses | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Impairment losses | Available- for-sale
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Impairment losses | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Impairment losses | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Non-current financial assets	0	0	0
Current financial assets	0	0	0
Telefonica, S.A. | Impairment losses | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	(118)	(120)	(137)
Current financial assets	(2,657)	0	(2,563)
Telefonica, S.A. | Cash and cash equivalents
Disclosure of financial assets [line items]
Current financial assets	5,692	5,192	5,192
Current financial assets, fair value	5,692	5,192	5,192
Telefonica, S.A. | Cash and cash equivalents | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	0	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	0	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	0	0	0
Telefonica, S.A. | Cash and cash equivalents | Fair value through profit or loss, Held for trading
Disclosure of financial assets [line items]
Current financial assets	0	0	0
Telefonica, S.A. | Cash and cash equivalents | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Current financial assets	0	0	0
Telefonica, S.A. | Cash and cash equivalents | Available- for-sale
Disclosure of financial assets [line items]
Current financial assets	0	0	0
Telefonica, S.A. | Cash and cash equivalents | Hedges
Disclosure of financial assets [line items]
Current financial assets	0	0	0
Telefonica, S.A. | Cash and cash equivalents | Held-to-maturity invest-ments
Disclosure of financial assets [line items]
Current financial assets	0	0	0
Telefonica, S.A. | Cash and cash equivalents | Rest of financial assets at amortized cost
Disclosure of financial assets [line items]
Current financial assets	€ 5,692	5,192	€ 5,192
IFRS 9 | Telefonica, S.A.
Disclosure of financial assets [line items]
Non-current financial assets, fair value		(184)
Current financial assets, fair value		(37)
Financial assets, fair value		(221)
IFRS 9 | Telefonica, S.A. | Investments
Disclosure of financial assets [line items]
Non-current financial assets, fair value		0
Current financial assets, fair value		0
IFRS 9 | Telefonica, S.A. | Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets, fair value		0
IFRS 9 | Telefonica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets, fair value		0
IFRS 9 | Telefonica, S.A. | Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets, fair value		0
IFRS 9 | Telefonica, S.A. | Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets, fair value		(201)
Current financial assets, fair value		89
IFRS 9 | Telefonica, S.A. | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets, fair value		17
IFRS 9 | Telefonica, S.A. | Impairment losses | Fair value through profit or loss, Fair value option
Disclosure of financial assets [line items]
Current financial assets		(126)
IFRS 9 | Telefonica, S.A. | Cash and cash equivalents
Disclosure of financial assets [line items]
Current financial assets, fair value		€ 0